AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 11, 1997

                                                       REGISTRATION NO. 33-39368
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES 8O

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                               SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.      LAURIE A. HESSLEIN       DOUGLAS LOWE, ESQ.
      P.O. BOX 9051          388 GREENWICH ST.    130 LIBERTY STREET--29TH
PRINCETON, NJ 08543-9051    NEW YORK, NY 10013              FLOOR
                                                     NEW YORK, NY 10006

   LEE B. SPENCER, JR.       ROBERT E. HOLLEY            COPIES TO:
   ONE NEW YORK PLAZA        1200 HARBOR BLVD.     PIERRE DE SAINT PHALLE,
   NEW YORK, NY 10292       WEEHAWKEN, NJ 07087             ESQ.
                                                    450 LEXINGTON AVENUE
                                                     NEW YORK, NY 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 24, 1997.

Check box if it is proposed that this filing will become effective on June 20, 1997 pursuant to paragraph (b) of Rule 485. / x /

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                                                   DEFINED ASSET FUNDSSM
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MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND MULTISTATE         long-term bonds issued by a single state and its
SERIES 8O                     local governments and authorities or by certain
(UNIT INVESTMENT              U.S. territories or possessions. Each Trust is
TRUSTS)                       formed to provide interest income which in the
------------------------------opinion of counsel is, with certain exceptions,
/ / DESIGNED FOR              exempt from Federal income taxes and from certain
      TAX-FREE INCOME         state and local taxes of the State for which the
/ / DEFINED PORTFOLIOS OF     Trust is named but may be subject to other state
      MUNICIPAL BONDS         and local taxes. There is no assurance that this
/ / MONTHLY INCOME            objective will be met because it is subject to the
CONNECTICUT TRUST             continuing ability of issuers of the bonds to meet
FLORIDA INSURED TRUST         their principal and interest requirements.
MICHIGAN INSURED TRUST        Furthermore, the market value of the bonds, and
NORTH CAROLINA TRUST          therefore the value of the Units, will fluctuate
PENNSYLVANIA INSURED TRUST    with changes in interest rates and other factors.
TEXAS INSURED TRUST           Certain Trusts may be insured. This insurance
                              guarantees the timely payment of principal and interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



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                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-221-7771.
PaineWebber Incorporated       PROSPECTUS PART A DATED JUNE 20, 1997.

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Def ined Asset FundsSM
Defined Asset Funds are America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined Multistate Series
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Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time. The information in this prospectus is as of March 31, 1997, the evaluation date.
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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in certain Trusts may be insured. This insurance guarantees the timely payment of principal and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was April 25, 1991) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.
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Defining Your Investment
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PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in each Trust will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for redeeming or selling your units.
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Defining Your Risks
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RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

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                           Defined Connecticut Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 5 Connecticut bonds and 1 Puerto Rico bond.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ /Hospitals/Nursing Homes/Mental
       Health Facilities                               30%
/ / Municipal Water/Sewer Utilities                    22%
/ / Refunded Bonds                                     33%
/ / State/Local Municipal Electric
  Utilities                                            15%


INSURANCE

Approximately 51% of the bonds included in the Portfolio are insured.

RISK FACTORS

The Portfolio is concentrated in Hospital/Nursing Home/Mental Health Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. The fund is also concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Connecticut issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Connecticut, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 85% of the bonds were valued at a premium over par and 15% at a a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 75% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.53
Annual Income per unit:                                  $   54.45


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                      $905.44

The Public Offering Price as of March 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($2,429,570), divided by the number of units outstanding (2,755), plus a sales charge of 2.60% of the Public Offering Price (2.672% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $881.88 ($23.56 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.59
Portfolio Supervision and Bookkeeping Fees           $     0.34
Evaluator's Fee                                      $     0.21
Other Operating Expenses                             $     0.73
                                                   --------------
TOTAL                                                $     1.87

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                          Connecticut Taxes and Risks
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CONNECTICUT RISK FACTORS

     The State of Connecticut and various of its municipalities are challenged by financial difficulties. For the four fiscal years ended June 30, 1991, the General Fund experienced operating deficits, but for the five fiscal years ended June 30, 1996, the General Fund recorded operating surpluses. During the same period, the State's budgeted expenditures more than doubled from approximately $4,300,000,000 for the 1986-87 fiscal year to approximately $9,200,000,000 for the 1996-97 fiscal year. In 1991, legislation was enacted by the State authorizing the State Treasurer to issue Economic Recovery Notes to fund the General Fund's accumulated deficit. The notes were to be payable no later than June 30, 1996, but payment of the remaining notes scheduled to occur during the 1995-96 fiscal year was rescheduled to be made over the four fiscal years ending June 30, 1999.

     Manufacturing was historically the most important economic activity within Connecticut but, in terms of number of persons employed, has steadily declined in the last ten years. Defense-related business has typically represented a relatively high proportion of the manufacturing sector, but reductions in defense spending now underway threaten to have a substantial and permanent adverse impact on Connecticut's economy. While unemployment in Connecticut as a whole has generally remained below the national level, certain geographic areas in the State have been affected by high unemployment and poverty.

     The tax revenues of Connecticut municipalities are derived only from ad valorem taxes on real and tangible personal property. Problems inherent with these impose practical limitations on the ability of Connecticut municipalities to raise additional tax revenues. Certain Connecticut municipalities have experienced severe fiscal difficulties and have reported operating and accumulated deficits. The most vulnerable of these has been the City of Bridgeport, which filed a bankruptcy petition in 1991. Although the State opposed the petition, the United States Bankruptcy Court for the District of Connecticut held that Bridgeport does have the authority to file such a petition. The U.S. Census Bureau reports that, at the time of the 1990 census, Connecticut's capital city of Hartford was the eighth poorest city in the nation based on the percentage of its residents living in poverty; the same report indicates that four of Connecticut's largest cities ranked among the 130 poorest cities in the nation by the same measure.

     The State and various municipalities are dependent in part on federal aid, and the municipalites are also dependent in part on State aid. The impact of political decisions or of necessity on the continuing availability of such aid could have an adverse effect on the State and its municipalities in the future.

     General obligation bonds of Connecticut are rated AA-by Standard & Poor's, Aa by Moody's, and AA by Fitch.

CONNECTICUT TAXES

     In the opinion of Day, Berry & Howard, special counsel on Connecticut tax matters, which is based explicitly on the opinion of Davis Polk & Wardwell regarding Federal income tax matters, under existing Connecticut law:

     1. The Connecticut Trust is not subject to any tax on or measured by net income imposed by the State of Connecticut.

     2. Interest income of the Connecticut Trust from Debt Obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut ('Connecticut Debt Obligations'), or from Debt Obligations issued by United States territories or possessions the interest on which Federal law would prohibit Connecticut from taxing if received directly by a Holder, is not taxable under the Connecticut tax on the Connecticut taxable income of individuals, trusts, and estates (the 'Connecticut Income Tax'), when any such interest is received by the Connecticut Trust or distributed by it to such a Holder.

     3. Gains and losses recognized by a Holder for Federal income tax purposes upon the maturity, redemption, sale, or other disposition by the Connecticut Trust of a Debt Obligation held by the Connecticut Trust or upon the redemption, sale, or other disposition of a Unit of the Connecticut Trust held by a Holder are taken into account as gains or losses, respectively, for purposes of the Connecticut Income Tax, except that, in the case of a Holder holding a Unit of the Connecticut Trust as a capital asset, such gains and losses recognized upon the maturity, redemption, sale, or exchange of a Connecticut Debt Obligation held by the Connecticut Trust are excluded from gains and losses taken into account for purposes of such tax and no opinion is expressed as to the treatment for purposes of such tax of gains and losses recognized, to the extent attributable to Connecticut Debt Obligations, upon the redemption, sale, or other disposition by a Holder of a Unit of the Connecticut Trust held by him.

     4. The portion of any interest income or capital gain of the Connecticut Trust that is allocable to a Holder that is subject to the Connecticut corporation business tax is includable in the gross income of such Holder for purposes of such tax.

     5. An interest in a Unit of the Connecticut Trust that is owned by or attributable to a Connecticut resident at the time of his death is includable in his gross estate for purposes of the Connecticut succession tax and the Connecticut estate tax.

     The Connecticut Income Tax was enacted in August, 1991. Generally a Holder recognizes gain or loss for purposes of this tax to the same extent as he recognizes gain or loss for Federal income tax purposes. Ordinarily this would mean that gain or loss would be recognized by a Holder upon the maturity, redemption, sale, or other disposition by the Connecticut Trust of a Debt Obligation held by it, or upon the redemption sale, or other disposition of a Unit of the Connecticut Trust held by the Holder.

     However, on June 19, 1992, Connecticut legislation was adopted that provides that gains and losses from the sale or exchange of Connecticut Debt Obligations held as capital assets will not be taken into account for purposes of the Connecticut Income Tax for taxable years starting on or after January 1, 1992. Regulations effective for taxable years starting on or after January 1, 1994, clarify that this provision also applies to gain or loss recognized by a Holder upon the maturity or redemption of a Connecticut Debt Obligation held by the Connecticut Trust. However, it is not clear whether this provision would apply, to the extent attributable to Connecticut Debt Obligations held by the Connecticut Trust, to gain or loss recognized by a Holder upon the redemption, sale, or other disposition of a Unit of the Connecticut Trust held by the Holder.

     By legislation adopted May 19, 1993, as amended by legislation adopted June 25, 1993 and June 9, 1994, Connecticut enacted the net Connecticut minimum tax, retroactive to taxable years beginning on or after January 1, 1993, which is applicable to individuals, trusts, and estates that are subject to the Connecticut Income Tax and required to pay the Federal alternative minimum tax. Income of the Connecticut Trust that is subject to the Federal alternative minimum tax in the case of such a Holder, other than interest from Connecticut Debt Obligations or from Debt Obligations of United States territories or possessions that Federal law would prohibit Connecticut from taxing if received directly by the Holder, could cause the Holder to be liable for the net Connecticut minimum tax.

     Holders are urged to consult their own tax advisors concerning these matters.

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                         Defined Florida Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Florida bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            6%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                27%
/ / Industrial Development Revenue                     27%
/ / Municipal Water/Sewer Utilities                    9%
/ / Refunded Bonds                                     13%
/ / Special Tax                                        18%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             40%
Financial Guaranty Insurance Company                    6%
MBIA Insurance Corporation                              54%


RISK FACTORS

The Portfolio is concentrated in Hospital/Nursing Home/Mental Health Facility bonds and Industrial Development Revenue Bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Florida issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Florida, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 100% of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 60% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.42
Annual Income per unit:                                  $   65.06


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,062.65

The Public Offering Price as of March 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($1,982,035), divided by the number of units outstanding (1,914), plus a sales charge of 2.55% of the Public Offering Price (2.617% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,035.55 ($27.10 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.67
Portfolio Supervision and Bookkeeping Fees           $    0.38
Evaluator's Fee                                      $    0.30
Other Operating Expenses                             $    1.03
                                                  ---------------
TOTAL                                                $    2.38

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                            Florida Taxes and Risks
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FLORIDA RISK FACTORS

     The financial condition of the State of Florida is affected by various national, economic, social and environmental policies and conditions. Additionally, limitations placed by the State's Constitution on the State and its local governments covering income taxes, ad valorem taxes, bond indebtedness and other matters, as well as various statutory limitations, may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the Bonds to satisfy their obligations.

     The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the Bonds, are affected by numerous factors. South Florida is susceptible to international trade and currency imbalances and to economic problems in Central and South America due to its geographical location and its involvement with foreign trade, tourism and investment capital. The central and northern portions of the State, on the other hand, could be impacted by problems in the agricultural sector, including crop failures, severe weather conditions or other agriculture-related problems, particularly with regard to the citrus and sugar industries. The State's economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors.

     General obligation bonds of the State are currently rated Aa by Moody's Investors Service and AA by Standard & Poor's.

FLORIDA TAXES

       In the opinion of Greenberg Traurig Hoffman Lipoff Rosen & Quentel, P.A., Miami, Florida, special counsel on Florida tax matters, under existing Florida law:

       1. The Fund will not be subject to income, franchise or other taxes of a similar nature imposed by the State of Florida or its subdivisions, agencies or instrumentalities.

       2. Because Florida does not impose a personal income tax, non-corporate investors in Units of the Fund will not be subject to any Florida income taxes with respect to (i) amounts received by the Fund on the Bonds it holds; (ii) amounts which are distributed by the Fund to non-corporate investors in Units of the Fund or (iii) any gain realized on the sale or redemption of Bonds by the Fund or of a Unit of the Fund by a non-corporate investor. However, corporations as defined in Chapter 220, Florida Statutes
     (1995), (including limited liability companies) which are otherwise subject to Florida income taxation will be subject to tax on their respective share of any income and gain realized by the Fund and on any gain realized by a corporate investor on the sale or redemption of Units of the Fund by the corporate investor.

       3. The Units will be subject to Florida estate taxes only if held by Florida residents, or if held by non-residents deemed to have business sites in Florida. The Florida estate tax is limited to the amount of the credit for state death taxes provided for in Section 2011 of the Internal Revenue Code, as amended.

       4. Bonds issued by the State of Florida or its political subdivisions are exempt from Florida intangible personal property taxation under Chapter 199, Florida Statutes (1995), as amended. Bonds issued by the Government of Puerto Rico or by the Government of Guam, or by their authority, are exempt by Federal statute from taxes such as the Florida intangible personal property tax. Thus, the Fund will not be subject to Florida intangible personal property tax on any Bonds in the Fund issued by the State of Florida or its political subdivisions, by the Government of Puerto Rico or by its authority or by the Government of Guam or by its authority. In addition, the Units of the Fund will not be subject to the Florida intangible personal property tax if the Fund invests solely in such Florida, Puerto Rico or Guam debt obligations.

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                         Defined Michigan Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Michigan bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Industrial Development Revenue                     18%
/ / Lease Rental Appropriation                         15%
/ / Refunded Bonds                                     67%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             59%
Financial Guaranty Insurance Company                    23%
MBIA Insurance Corporation                              18%


RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Michigan issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Michigan, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 85% of the bonds were valued at a premium over par and 15% at a discount from par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 92% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.43
Annual Income per unit:                                  $   65.27


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,096.46

The Public Offering Price as of March 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,039,422), divided by the number of units outstanding (2,856), plus a sales charge of 2.94% of the Public Offering Price (3.029% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,064.22 ($32.24 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.39
Evaluator's Fee                                      $    0.20
Other Operating Expenses                             $    0.68
                                                  ---------------
TOTAL                                                $    1.96

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                            Michigan Taxes and Risks
--------------------------------------------------------------------------------

MICHIGAN RISK FACTORS

     Due primarily to the fact that the leading sector of the State of Michigan's economy is the manufacturing of durable goods, economic activity in the State has tended to be more cyclical than in the nation as a whole. As a result, any substantial national economic downturn is likely to have an adverse effect on the economy of the State and on the revenues of the State and some of its local governmental units. Additionally, the State's economy is reliant, to a significant degree, upon the auto industry and could be adversely affected by changes in the auto industry, notably consolidation and plant closings resulting from competitive pressures and over-capacity. While historically, the average monthly unemployment rate in the State has been higher than the average figures for the United States, more recently the State's unemployment rate has remained near or below the national average.

     On March 15, 1994, the electors of the State voted to amend the State's Constitution to increase the State sales tax rate from 4% to 6% and to place an annual cap on property assessment increases for all property taxes. Companion legislation also cut the State's income tax rate from 4.6% to 4.4%. In addition, property taxes for school operating purposes have been reduced and school funding is being provided from a combination of property taxes and state revenues, some of which are being provided from new or increased State taxes. The legislation also contains other provisions that may reduce or alter the revenues of local units of government and tax increment bonds could be particularly affected.

     Constitutional limitations on the amount of total state revenues which may be raised from taxes and certain other sources may also affect State operations and revenue sharing to local units of government.

     The foregoing financial conditions and constitutional provisions could adversely affect the market value or marketability of the Michigan obligations in the Portfolio and indirectly affect the ability of local governmental units to pay debt service on their obligations.

     Michigan's general obligation bonds are rated AA by Moody's, AA by Standard & Poor's and AA by Fitch.

MICHIGAN TAXES

     In the opinion of Miller, Canfield, Paddock and Stone, P.L.C., Detroit, Michigan, special counsel on Michigan tax matters, under existing Michigan law:

     The Trust and the owners of Units will be treated for purposes of the Michigan income tax laws and the Single Business Tax in substantially the same manner as they are for purposes of Federal income tax laws, as currently enacted. Accordingly, we have relied upon the opinion of Messrs. Davis Polk & Wardwell as to the applicability of Federal income tax under the Internal Revenue Code of 1986, as amended, to the Trust and investors in the Trust.

     Under the income tax laws of the State of Michigan, the Trust is not an association taxable as a corporation; the income of Trust will be treated as the income of the investors in the Trust and be deemed to have been received by them when received by the Trust. Interest on the Bonds in the Trust which is exempt from tax under the Michigan income tax laws when received by the Trust will retain its status as tax exempt interest to the investors in the Trust.

     For purposes of the Michigan income tax laws, each investor in the Trust will be considered to have received his pro rata share of interest on each Bond in the Trust when it is received by the Trust, and each investor will have a taxable event when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or when the investor redeems or sells his Unit, to the extent the transaction constitutes a taxable event for Federal income tax purposes. The tax cost of each Unit to an investor will be established and allocated for purposes of the Michigan income tax laws in the same manner as such cost is established and allocated for Federal income tax purposes.

     Under the Michigan intangibles tax, the Trust is not taxable and the pro rata ownership of the underlying Bonds as well as the interest thereon, will be exempt to the investors in the Trust to the extent the Trust consists of obligations of the State of Michigan or its political subdivisions or municipalities or obligations of the Government of Puerto Rico, or of any, other possession, agency or instrumentality of the United States. The Intangibles Tax is being phased out, with reductions of twenty-five percent (25%) in 1994 and 1995, fifty percent (50%) in 1996, and seventy-five percent (75%) in 1997, with total repeal effective January 1, 1998.

     The Michigan Single Business Tax replaced the tax on corporate and financial institution income under the Michigan Income Tax, and the intangibles tax with respect to those intangibles of persons subject to the Single Business Tax the income from which would be considered in computing the Single Business Tax. Persons are subject to the Single Business Tax only if they are engaged in 'business activity', as defined in the act. Under the Single Business Tax, both interest received by the Trust on the underlying Bonds and any amount distributed from the Trust to an investor, if not included in determining taxable income for Federal income tax purposes, is also not included in the adjusted tax base upon which the Single Business Tax is computed, of either the Trust or the investors. If the Trust or the investors have a taxable event for Federal income tax purposes, when the Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or the investor redeems or sells his Unit, an amount equal to any gain realised from such taxable event which was included in the computation of taxable income for Federal income tax purposes (plus an amount equal to any capital gain of an individual realised in connection with such event but deducted in computing that individual's Federal taxable income) will be included in the tax base against which, after allocation, apportionment and other adjustments, the Single Business Tax is computed. The tax base will be reduced by an amount equal to any capital loss realized from such a taxable event, whether or not the capital loss was deducted in computing Federal taxable income in the year the loss occurred. Investors should consult their tax advisor as to their status under Michigan law.

     In rendering the above Opinion, special Michigan counsel also advises that, as the Tax Reform Act of 1986 eliminates the capital gain deduction for tax years beginning after December 31, 1986, the Federal adjusted gross income, the computation base for the Michigan income tax, of an investor will be increased accordingly to the extent such capital gains are realized when the Trust disposes of a Bond or when the investor redeems or sells a Unit, to the extent such transaction constitutes a taxable event for Federal income tax purposes.

--------------------------------------------------------------------------------
                          Defined North Carolina Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 6 North Carolina bonds and 1 Puerto Rico bond.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            17%
/ / Refunded Bonds                                     65%
/ / State/Local Municipal Electric
  Utilities                                            18%


INSURANCE

Approximately 43% of the bonds included in the Portfolio are insured.

RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of North Carolina issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to North Carolina, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 90% of the bonds were valued at a premium over par and 10% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 95% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.45
Annual Income per unit:                                  $   65.46


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,079.30

The Public Offering Price as of March 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,210,752), divided by the number of units outstanding (3,040), plus a sales charge of 2.14% of the Public Offering Price (2.190% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,056.17 ($23.13 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Portfolio Supervision and Bookkeeping Fees           $    0.39
Evaluator's Fee                                      $    0.19
Other Operating Expenses                             $    0.64
                                                  ---------------
TOTAL                                                $    1.92

--------------------------------------------------------------------------------
                         North Carolina Taxes and Risks
--------------------------------------------------------------------------------

NORTH CAROLINA RISK FACTORS

     The population, labor force, per capita income and North Carolina economy has experienced general growth over the past 25 years. During the period from 1970 to 1980 the State increased from the twelfth to the tenth most populous state in the nation. The population grew by approximately 13% from 1980 to 1990 (to 6,657,106 persons), with the State maintaining its ranking as tenth most populous state. According to State figures, the population as of July 1996 was 7,322,317, an increase of 9.9% from the 1990 census figure. Notwithstanding its rank in population size, North Carolina is primarily a rural state, having six municipalities with populations in excess of 100,000. During the period 1980 to 1996, the State labor force grew about 30% (from 2,855,200 to 3,718,000). Unemployment in the past several years has been below the national average. Per capita income during the period 1985 to 1996 grew from $11,870 to $21,103, an increase of 77.8%.

     The current economic profile of the State consists of a combination of industry, agriculture and tourism. As of June 1996 the State ranked eleventh nationally in non-agricultural employment and eighth in manufacturing employment. In 1995, the State's gross agricultural income of nearly $7.0 billion placed it eighth in the nation in gross agricultural income. In 1995 more than $9.2 billion was spent on tourism in the State, an amount that exceeded gross agricultural income.

     The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits. Due to the wide dispersion of non-agricultural employment, the people have been able to maintain, to a large extent, their rural habitation practices.

     The diversity of agriculture in North Carolina and a continuing push in marketing efforts have protected farm income from some of the wide variations that have been experienced in other states where most of the agricultural economy is dependent on a small number of agricultural commodities. The poultry industry is now the leading source of gross agricultural income at 29%, and the pork industry provides over 16% of the total agricultural income. North Carolina is the third most diversified agricultural state in the nation. Although the number of farms has been decreasing (about 19% in eight years), a strong agribusiness sector supports farmers with farm inputs (fertilizer, insecticide, pesticide and farm machinery) and processing of commodities produced by farmers (vegetable canning and cigarette manufacturing).

     The State constitution requires a balanced state budget. The general economic recession of the late 1980s and early 1990s, and particularly the reduced level of state tax revenue that resulted, caused the State to expend nearly all of its retained surplus and to impose new taxes and expenditure reductions in order to avoid a budget deficit. The State's actions helped maintain a favorable rating for the State's debt obligations, although rating agencies expressed concern about the effect, in the long term, of reductions in infrastructure, evaluation and social development project spending that were effected by the budget measures. North Carolina, like the nation generally, has experienced economic recovery during the 1990's. In the 1996-97 Budget prepared by the Office of the State Budget and Management, it is projected that General Fund Net Revenues, adjusted for all revenue law changes, will increase 3% over 1995-96. This increase is expected to result primarily from growth in the North Carolina economy. The General Fund balance at the end of the 1995-96 fiscal year was reported at approximately $406 million. As of November, 1996, the amount of uncommitted funds of the State was $586 million.

     In 1995 the General Assembly reviewed several tax measures and repealed the state tax on intangibles. In addition, in the 1996 session, the legislature reduced the corporate income tax rate from 7.75% to 6.9% (phased in over four years) and reduced the face tax from 4% to 3%. It is unclear what effect these developments at the State level might have on the value of the Bonds in the North Carolina Trust.

     It is expected that few, if any, Bonds in the Trust will be general obligation bonds backed by the taxing power of the government. Most bonds are expected to be revenue bonds payable exclusively from certain revenue-producing governmental activities or from revenues generated by private entities. These Bonds may be subject to particular risks that are not reflected in general economic conditions.

     General obligation bonds of the State of North Carolina currently are rated Aaa by Moody's and AAA by Standard & Poor's.

NORTH CAROLINA TAXES

     In the opinion of Hunton & Williams, Raleigh, North Carolina, special counsel on North Carolina tax matters, under existing North Carolina law:

     Upon the establishing of the North Carolina Trust and the Units thereunder:

        1. The North Carolina Trust is not an 'association' taxable as a corporation under North Carolina law with the result that income of the North Carolina Trust will be deemed to be income of the Holders.

        2. Interest on the Bonds that is exempt from North Carolina income tax when received by the North Carolina Trust will retain its tax-exempt status when received by the Holders.

        3. Holders will realize a taxable event when the North Carolina Trust disposes of a Bond or when a Holder redeems or sells his Units, and taxable gains for federal income tax purposes may result in gain taxable as ordinary income for North Carolina income tax purposes. However, when a Bond has been issued under an act of the North Carolina General Assembly that provides that all income from such Bond, including any profit received by the North Carolina Trust will retain its tax-exempt status in the hands of the Holders.

        4. Holders must amortize their proportionate shares of any premium on a Bond. Amortization for each taxable year is achieved by lowering the Holder's basis (as adjusted) in his Units, with no deduction against gross income for the year.

     The opinion of Hunton & Williams is based, in part, on the opinion of Davis Polk & Wardwell regarding federal tax status and upon current interpretations and rulings of the North Carolina Department of Revenue, which are subject to change.

--------------------------------------------------------------------------------
                       Defined Pennsylvania Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 9 Pennsylvania bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Refunded Bonds                                    100%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             16%
Financial Guaranty Insurance Company                    36%
MBIA Insurance Corporation                              48%


RISK FACTORS

The Portfolio is concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Pennsylvania issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Pennsylvania, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 92% of the bonds were valued at a premium over par and 8% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 66% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.25
Annual Income per unit:                                  $   63.00


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,078.37

The Public Offering Price as of March 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($2,650,596), divided by the number of units outstanding (2,522), plus a sales charge of 2.54% of the Public Offering Price (2.605% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,050.99 ($27.38 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.39
Evaluator's Fee                                      $    0.23
Other Operating Expenses                             $    0.82
                                                  ---------------
TOTAL                                                $    2.13

--------------------------------------------------------------------------------
                          Pennsylvania Taxes and Risks
--------------------------------------------------------------------------------

PENNSYLVANIA RISK FACTORS

     The Commonwealth of Pennsylvania and certain of its municipal subdivisions, including the City of Philadelphia, have undergone the financial difficulties and pressures that accompany a decline in economic conditions. As the heavy industries historically associated with Pennsylvania -- e.g., coal, steel and railroad -- have declined with increasing competition from foreign producers, the services sector, including trade, medical and health services, education and financial institutions, has provided major new sources of growth. Agriculture and related industries continue to be an important part of Pennsylvania's economy.

     Both the Commonwealth of Pennsylvania and the City of Philadelphia have historically experienced significant revenue shortfalls. On the other hand, rising demands on state programs, particularly for medical assistance and cash assistance programs, and the increased cost of special education programs and correction facilities and programs, have contributed to increased expenditures. In response, the Commonwealth and the City of Philadelphia have, in recent years, sought to balance budgets with a combination of tax increases and expenditure restraints.

     To deal with its budget deficits, Philadelphia has considered significant service cuts and a plan to privatize certain city-provided services. In addition, in 1991 the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA'), with authority to issue notes and bonds on behalf of Philadelphia to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. PICA has issued approximately $1.76 billion of Special Revenue Bonds on behalf of the City. However, its power to issue bonds for most purposes expired on December 31, 1994 and its power to issue bonds to finance cash flow deficits expired on December 31, 1996. PICA's authority to refund existing debt will not expire. PICA had approximately $1.1 billion in special revenue bonds outstanding as of June 30, 1996.

     Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA-by Standard & Poor's and A1 by Moody's, while Philadelphia's general obligation bonds are rated BBB and Baa by Standard & Poor's and Moody's, respectively.

PENNSYLVANIA TAXES

     The following summarizes the opinion of Drinker Biddle & Reath, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters, under existing law:

     1. The Fund will be recognized as a trust and will not be taxable as a corporation for Pennsylvania state and local tax purposes.

     2. Units of the Fund are not subject to the County Personal Property Tax presently in effect in Pennsylvania to the extent of that proportion of the Fund represented by bonds issued by the Commonwealth of Pennsylvania, its agencies and instrumentalities, or by any county, city, borough, town, township, school district, municipality or local housing or parking authority in the Commonwealth of Pennsylvania ('Pennsylvania Obligations'). Fund Units may be taxable under the Pennsylvania inheritance and estate taxes.

     3. Distributions to investors in the Fund attributable to interest from Pennsylvania Obligations are not taxable under the Pennsylvania Personal Income Tax or under the Corporate Net Income Tax imposed on corporations by Article IV of the Pennsylvania Tax Reform Code, nor are such distributions taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals.

     4. Although there is no published authority on the subject, counsel is of the opinion that any insurance proceeds paid in lieu of interest on defaulted tax-exempt bonds will be exempt from the Pennsylvania Personal Income Tax either as payment in lieu of tax-exempt interest or as payments of insurance proceeds which are not included in any of the classes of income specified as taxable under the Pennsylvania Personal Income Tax Law. Further, because such insurance proceeds are excluded from the Federal income tax base, such proceeds will not bee subject to the Pennsylvania Corporate Net Income Tax. Proceeds from insurance policies are expressly excluded from the Philadelphia School District Investment Income Tax and, accordingly, insurance proceeds paid to replace defaulted payments under any bonds will not be subject to that tax.

     5. Distributions to investors in the Fund attributable to gain on the disposition by the Fund of Pennsylvania Obligations (whether by sale, redemption or payment at maturity) will be taxable under the Pennsylvania Personal Income Tax, the Pennsylvania Corporate Income Tax, and, unless the obligation has been held for more than six months, the Philadelphia School District Investment Income Tax. Distributions attributable to gain on the disposition of any obligation held more than six months will not be subject to the Philadelphia School District Investment Income Tax.

     6. To the extent the value of Units is represented by obligations of the Commonwealth of Puerto Rico or obligations of the territory of Guam, such value will not be subject to the Pennsylvania County Personal Property Tax to the extent required by Federal statutes. Distributions to investors in the Fund attributable to interest on such obligations is not taxable under any of the Pennsylvania State and local income taxes referred to above. Distributions to investors in the Fund attributable to gain on the disposition of such obligations will be taxable under the Pennsylvania State and local income taxes referred to above, except that gain on any obligation held for more than six months is not subject to the Philadelphia School District Investment Income Tax.

     7. Gain on the disposition of a Unit will be taxable under the Pennsylvania Personal Income Tax, the Pennsylvania Corporate Income Tax, and, unless the Unit has been held for more than six months, the Philadelphia School District Investment Income tax. Gain on the disposition of a Unit held more than six months will not be subject to the Philadelphia School District Investment Income Tax.

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                          Defined Texas Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 5 Texas bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Collateralized                                     51%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                5%
/ / Refunded Bonds                                     44%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             65%
Financial Guaranty Insurance Company                    30%
MBIA Insurance Corporation                              5%


RISK FACTORS

The Portfolio is concentrated in Collateralized and Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Texas issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Texas, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 53% of the bonds were valued at a premium over par and 47% at a a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 51% of the face amount of bonds deposited.

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Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.50
Annual Income per unit:                                  $   66.07


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,072.99

The Public Offering Price as of March 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($2,598,446), divided by the number of units outstanding (2,484), plus a sales charge of 2.51% of the Public Offering Price (2.573% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,046.07 ($26.92 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.39
Evaluator's Fee                                      $    0.23
Other Operating Expenses                             $    0.76
                                                  ---------------
TOTAL                                                $    2.07

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                             Texas Taxes and Risks
--------------------------------------------------------------------------------

TEXAS RISK FACTORS

     Although the Texas economy has performed well in recent years, the state economy faces a number of challenges. Exports have become an increasingly important component of the economy of Texas, totalling approximately $68.8 billion in 1995. The recent financial crisis in Mexico demonstrates the risk to that segment of the Texas economy, however. Texas exported $21.9 billion of goods and services to Mexico in 1995, down approximately $2 billion from the level in 1994. Additional economic difficulties in Mexico could have additional adverse effects on the Texas economy, including on retail trade in the Texas-Mexico border region. One governmental estimate has suggested that the recent Mexican crisis could result in a one-half of one percent reduction in the forecasted growth in the Texas economy for the 1996-1997 fiscal biennium in Texas.

     The decisions of the federal government's base closure commission relating to military base closures included a decision to close Kelly Air Force Base in San Antonio, Texas, a major employer of civilians in the metropolitan San Antonio area. State and local officials have expressed concern that this closure could ultimately result in the loss of 13,000 jobs in the area and would affect the Hispanic population of the area disproportionately. Military bases in three other communities in Texas will be adversely affected by the decisions of the base closure commission.

     In the recent past Texas' population growth has exceeded job growth in the state, and Texas has the highest poverty rate among the ten most populace states. Consequently, the Texas state government faces challenges as demands for state services increase and the spending of state funds is required by court orders, federal mandates and growing social services caseloads. Developments in national health and human services policy could effect the Texas economy significantly. Approximately one-third of the Texas state government's expenditures in recent years have been made in the area of health and human services, and Texas has received substantial amounts of federal funds to pay for such services in part. The welfare reform legislation adopted by the United States Congress and signed into law by President Clinton in August, 1996, provides for limits on the Aid to Dependent Children benefits, reduces food stamp benefits and prohibits the provision of food stamps and Supplemental Security Income to legal immigrants. In addition, certain limits are imposed on the amount of lifetime benefits that can be paid to any recipients of welfare benefits. Moreover, the federal governments will provide funds to states through block grants, with the funds provided to be administered by the states. Although the ultimate effect of the new federal law on Texas' public assistance programs is unclear, with its high number of legal immigrants and dependence of poorer Texans on food stamps, the new law may have a disproportionate effect on those programs. Typically block grant formulas have been perceived to discriminate against states having demographics like those of Texas, leaving Texas with a relatively smaller portion of all federal funds provided to the states for welfare programs. It is possible that under the new law, Texas will lose substantial amounts of federal funding of its public assistance programs, placing even greater strains on Texas' state and local finances if public assistance is to continue at the current levels.

     During the first half of 1996, many parts of Texas suffered a severe drought. In some areas of Texas, the drought of 1996 was a continuation of a drought that started in 1994. As of April 1996, 115 of Texas' 254 counties had qualified for low-interest loans from the federal government. The drought has had a substantial effect on Texas' $15 billion farming and ranching industry. In addition, the drought has emphasized the concerns that lower rainfall levels and increased water use for all purposes has left many regions of Texas with reduced fresh water resources. If Texas continues to have the annual rainfalls of the levels experienced in the last few years, the availability of water will continue to adversely affect agricultural and other industries, place strains on municipal water resources for a number of Texas cities, and may have other effects on the resources of the Texas state government, such as a need to expend governmental resources on costly water management projects.

     The Texas Legislature is expected to consider the reform of the current property tax system that funds public education in Texas during its session that convened on January 14, 1997. There is no assurance that any tax reform measure will be adopted or, if any is adopted, what the nature of that reform would be or that it would not adversely affect the Texas economy.

     Texas' general obligation bonds are rated AA by Standard & Poor's and Aa by Moody's.

TEXAS TAXES

       In the opinion of Hughes & Luce, L.L.P., Dallas, Texas, special counsel on Texas tax matters, under Texas law existing on July 31, 1996, applicable to individuals who are residents of Texas for state tax purposes:

       1. The Texas franchise tax functions as an income tax in certain respects, and is imposed on corportions, limited liability companies and certain banks, limited banking associations and savings and loan associtions. Assuming that the Texas Trust is not a corporation, limited liability company, bank, limited banking association or savings and loan association (in each case for Texas franchise tax purposes), the income of the Texas Trust will not be subject to an income tax levied by the State of Texas or any political subdivision thereof.

       2. The income derived from the Texas Trust by the Holders who are individuals will not be subject to any income tax levied by the State of Texas or any political subdivision thereof.

       3. Assuming that the Texas Trust will not hold any tangible property, neither Debt Obligations held by the Texas Trust nor Units of the Texas Trust held by individuals are subject to any property tax levied by the State of Texas or any political subdivision thereof,

       4. Units of the Texas Trust held by individuals may be subject to Texas inheritance taxes.

     Neither the Sponsors, Davis Polk & Wardwell nor Hughes & Luce, L.L.P. (except in such cases as Hughes & Luce, L.L.P., has acted or will act as counsel to such issuing authorities), has made or will make any review of the proceedings relating to the issuance of the Debt Obligations nor has Hughes & Luce, L.L.P., made any review of the proceedings relating to the issuance of the Units.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  18.83     4.93   5.54     6.16   6.78     7.39   8.01     8.62   9.24     9.86
$ 24,650- 59,750  $ 41,200- 99,600  31.24     5.82   6.54     7.27   8.00     8.73   9.45    10.18  10.91    11.63
$ 59,750-124,650  $ 99,600-151,750  34.11     6.07   6.83     7.59   8.35     9.11   9.86    10.62  11.38    12.14
$124,650-271,050  $151,750-271,050  38.88     6.54   7.36     8.18   9.00     9.82  10.63    11.45  12.27    13.09
OVER $271,050        OVER $271,050  42.32     6.93   7.80     8.67   9.54    10.40  11.27    12.14  13.00    13.87


                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  15.00     4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82     9.41
$ 24,650- 59,750  $ 41,200- 99,600  28.00     5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42    11.11
$ 59,750-124,650  $ 99,600-151,750  31.00     5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87    11.59
$124,650-271,050  $151,750-271,050  36.00     6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72    12.50
OVER $271,050        OVER $271,050  39.60     6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42    13.25


                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  18.74     4.92   5.54     6.15   6.77     7.38   8.00     8.61   9.23     9.84
$ 24,650- 59,750  $ 41,200- 99,600  31.17     5.81   6.54     7.26   7.99     8.72   9.44    10.17  10.90    11.62
$ 59,750-124,650  $ 99,600-151,750  34.04     6.06   6.82     7.58   8.34     9.10   9.85    10.61  11.37    12.13
$124,650-271,050  $151,750-271,050  38.82     6.54   7.35     8.17   8.99     9.81  10.62    11.44  12.26    13.08
OVER $271,750        OVER $271,050  42.26     6.93   7.79     8.66   9.53    10.39  11.26    12.12  12.99    13.85


                          FOR NORTH CAROLINA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


       0- 24,650  $      0- 41,200  20.95     5.06   5.69     6.33   6.96     7.59   8.22     8.86   9.49    10.12
$ 24,650- 59,750  $ 41,200- 99,600  33.04     5.97   6.72     7.47   8.21     8.96   9.71    10.45  11.20    11.95
$ 59,750-124,650  $ 99,600-151,750  36.35     6.28   7.07     7.86   8.64     9.43  10.21    11.00  11.78    12.57
$124,650-271,050  $151,750-271,050  40.96     6.78   7.62     8.47   9.32    10.16  11.01    11.86  12.70    13.55
OVER $271,050        OVER $271,050  44.28     7.18   8.08     8.97   9.87    10.77  11.67    12.56  13.46    14.36


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1997 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1997*              TAX RATE                                       OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  17.38     4.84   5.45     6.05   6.66     7.26   7.87     8.47   9.08     9.68
$ 24,650- 59,750  $ 41,200- 99,600  30.02     5.72   6.43     7.14   7.86     8.57   9.29    10.00  10.72    11.43
$ 59,750-124,650  $ 99,600-151,750  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$124,650-271,050  $151,750-271,050  37.79     6.43   7.23     8.04   8.84     9.65  10.45    11.25  12.06    12.86
OVER $271,050        OVER $271,050  41.29     6.81   7.66     8.52   9.37    10.22  11.07    11.92  12.77    13.63


                              FOR TEXAS RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1997*               % TAX                                         OF
 SINGLE RETURN      JOINT RETURN  BRACKET    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200        15.    4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82     9.41
$ 24,650- 59,750  $ 41,200- 99,600        28.    5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42    11.11
$ 59,750-124,650  $ 99,600-151,750        31.    5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87    11.59
$124,650-271,050  $151,750-271,050        36.    6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72    12.50
OVER $271,050        OVER $271,050        39.    6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42    13.25


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1997 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (CONNECTICUT, FLORIDA, MICHIGAN, NORTH
CAROLINA, PENNSYLVANIA AND TEXAS TRUSTS)

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Defined Asset Funds - Municipal Investment Trust Fund,
  Multistate Series - 8O (Connecticut, Florida, Michigan, North
  Carolina, Pennsylvania and Texas Trusts):


We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 8O (Connecticut, Florida, Michigan, North Carolina, Pennsylvania and Texas Trusts), including the portfolios, as of March 31, 1997 and the related statements of operations and of changes in net assets for the years ended March 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trustee. (See Notes 5.) Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1997, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Multistate Series - 8O (Connecticut, Florida, Michigan, North Carolina, Pennsylvania and Texas Trusts) at March 31, 1997 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
May 30, 1997

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (CONNECTICUT TRUST)

STATEMENT OF CONDITION
AS OF MARCH 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,259,286)(Note 1)......................                  $2,429,570
  Accrued interest receivable......................                      43,854
                                                                   _____________

              Total trust property.................                   2,473,424

LESS LIABILITIES:
  Advance from Trustee.............................   $    3,500
  Accrued expenses.................................        1,543          5,043
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,755 units of fractional undivided
    interest outstanding (Note 3)..................    2,429,591
  Undistributed net investment income..............       38,790
                                                    _____________
                                                                     $2,468,381
                                                                   =============
UNIT VALUE ($2,468,381/2,755 units)................                     $895.96
                                                                   =============





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (CONNECTICUT TRUST)

STATEMENTS OF OPERATIONS

                                             ........Years Ended March 31,...........
                                                 1997         1996         1995
                                             _________________________________________
INVESTMENT INCOME:











  Interest income...........................    $165,499     $187,269     $196,168
  Trustee's fees and expenses...............      (4,739)      (5,579)      (4,805)
  Sponsors' fees............................      (1,101)      (2,037)         281
                                             _________________________________________
  Net investment income.....................     159,659      179,653      191,644
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................        (840)       4,731        9,873
  Unrealized appreciation (depreciation)
    of investments..........................      (7,656)      19,818      (36,937)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................      (8,496)      24,549      (27,064)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $151,163     $204,202     $164,580
                                             =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (CONNECTICUT TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               ........Years Ended March 31,...........
                                                   1997         1996         1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  159,659   $  179,653   $  191,644
  Realized gain (loss) on securities
    sold or redeemed..........................        (840)       4,731        9,873
  Unrealized appreciation (depreciation)
    of investments............................      (7,656)      19,818      (36,937)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     151,163      204,202      164,580
                                               _________________________________________












DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (161,799)    (180,736)    (189,616)
  Principal...................................    (443,693)      (5,207)     (16,723)
                                               _________________________________________
  Total distributions.........................    (605,492)    (185,943)    (206,339)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  89 and 198 units, respectively..............                  (95,121)    (208,854)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (454,329)     (76,862)    (250,613)

NET ASSETS AT BEGINNING OF YEAR...............   2,922,710    2,999,572    3,250,185
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,468,381   $2,922,710   $2,999,572
                                               =========================================
PER UNIT:
  Income distributions during year............      $58.73       $65.25       $65.58
                                               =========================================
  Principal distributions during year.........     $161.05        $1.89        $5.88
                                               =========================================
  Net asset value at end of year..............     $895.96    $1,060.87    $1,054.70
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,755        2,755        2,844
                                               =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (CONNECTICUT TRUST)

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.












    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.

2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL


    Cost of 2,755 units at Date of Deposit..............    $2,864,130
    Less sales charge...................................       128,880
                                                         ______________
    Net amount applicable to Holders....................     2,735,250
    Redemptions of units - net cost of 445 units
      redeemed less redemption amounts..................       (23,908)
    Realized gain on securities sold or redeemed........        19,721
    Principal distributions.............................      (471,756)
    Unrealized appreciation of investments..............       170,284
                                                         ______________

    Net capital applicable to Holders...................    $2,429,591
                                                         ==============


4.  INCOME TAXES

    As of March 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $170,284, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,259,286 at March 31, 1997.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (CONNECTICUT TRUST)

NOTES TO FINANCIAL STATEMENTS

5.  CHANGE OF TRUSTEE

    On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O

PORTFOLIO OF THE CONNECTICUT TRUST
AS OF MARCH 31, 1997

                                            Rating                                      Optional
    Portfolio No. and Title of                of            Face                        Redemption
            Securities                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            __________                     _________       ______  ______ _____________ _____________          ____      ________
 1 State of Connecticut, Clean Wtr.          Aaa(m)    $  500,000  7.000%      2011     01/01/01         $  507,905    $  546,385
   Fund Rev. Bonds, Ser. 1991                                                           @ 102.000

 2 State of Connecticut, Health and          AAA          275,000  6.625       2014     07/01/01            270,078       291,891
   Educational Facilities Authority                                                     @ 102.000
   Revenue Bonds, Hospital of Saint
   Raphael Issue, Ser. D (AMBAC
   Ins.) (4)

 3 State of Connecticut Health and           AAA          410,000  7.000       2020     07/01/00            419,516       439,852
   Educational Facilities Authority                                                     @ 102.000
   Revenue Bonds, Waterbury Hospital
   Issue, Ser. B (FSA Ins.) (4)

 4 State of Connecticut Health and           AAA          500,000  7.100%      2025(6)  07/01/00            508,751       545,055
   Educational Facilities Authority                                                     @ 102.000
   Revenue Bonds, Yale-New Haven
   Hospital Issue, Ser. F (MBIA
   Ins.) (4)

 5 State of Connecticut, Spec. Tax           AAA          270,000  7.500       2006(6)  10/01/98            282,987       288,468
   Oblig. Bonds, Transp.                                                                @ 102.000
   Infrastructure Purposes, 1988
   Ser. C

 6 Puerto Rico Electric Power                BBB+         350,000  5.000       2012     07/01/99            270,049       317,919
   Authority, Power Revenue Rfdg.                                                       @ 100.000
   Bonds Ser. N


                                                    ______________                                    ______________ ______________
TOTAL                                                  $2,305,000                                        $2,259,286    $2,429,570
                                                    ==============                                    ============== ==============



                  See Notes to Portfolios on Pages D - 40 and D - 41.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (FLORIDA TRUST)

STATEMENT OF CONDITION
AS OF MARCH 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $1,841,177)(Note 1)......................                  $1,982,035
  Accrued interest receivable......................                      40,991
                                                                   _____________

              Total trust property.................                   2,023,026

LESS LIABILITIES:
  Advance from Trustee.............................   $      955
  Accrued expenses.................................        1,487          2,442
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  1,914 units of fractional undivided
    interest outstanding (Note 3)..................    1,992,071
  Undistributed net investment income..............       28,513
                                                    _____________
                                                                     $2,020,584
                                                                   =============
UNIT VALUE ($2,020,584/1,914 units)................                   $1,055.69
                                                                   =============





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (FLORIDA TRUST)

STATEMENTS OF OPERATIONS












                                             ........Years Ended March 31,...........
                                                 1997         1996         1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $149,625     $176,282     $182,838
  Trustee's fees and expenses...............      (4,176)      (5,374)      (4,481)
  Sponsors' fees............................        (982)      (1,874)         234
                                             _________________________________________
  Net investment income.....................     144,467      169,034      178,591
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      64,742       27,072        8,524
  Unrealized appreciation (depreciation)
    of investments..........................    (104,317)      20,593      (15,178)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................     (39,575)      47,665       (6,654)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $104,892     $216,699     $171,937
                                             =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (FLORIDA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               ........Years Ended March 31,...........
                                                   1997         1996         1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  144,467   $  169,034   $  178,591
  Realized gain on securities sold











    or redeemed...............................      64,742       27,072        8,524
  Unrealized appreciation (depreciation)
    of investments............................    (104,317)      20,593      (15,178)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     104,892      216,699      171,937
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (145,335)    (170,100)    (176,204)
  Principal...................................     (29,505)      (3,833)      (4,862)
                                               _________________________________________
  Total distributions.........................    (174,840)    (173,933)    (181,066)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  517, 226 and 88 units, respectively.........    (555,426)    (249,695)     (94,431)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (625,374)    (206,929)    (103,560)

NET ASSETS AT BEGINNING OF YEAR...............   2,645,958    2,852,887    2,956,447
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,020,584   $2,645,958   $2,852,887
                                               =========================================
PER UNIT:
  Income distributions during year............      $65.41       $65.40       $65.41
                                               =========================================
  Principal distributions during year.........      $13.14        $1.46        $1.83
                                               =========================================
  Net asset value at end of year..............   $1,055.69    $1,088.42    $1,073.72
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       1,914        2,431        2,657
                                               =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (FLORIDA TRUST)

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.

2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL


    Cost of 1,914 units at Date of Deposit..............    $1,969,143
    Less sales charge...................................        88,619
                                                         ______________
    Net amount applicable to Holders....................     1,880,524
    Redemptions of units - net cost of 1,336 units
      redeemed less redemption amounts..................       (91,426)
    Realized gain on securities sold or redeemed........       120,178
    Principal distributions.............................       (58,063)
    Unrealized appreciation of investments..............       140,858
                                                         ______________

    Net capital applicable to Holders...................    $1,992,071
                                                         ==============


4.  INCOME TAXES

    As of March 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $140,858, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $1,841,177 at March 31, 1997.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (FLORIDA TRUST)

NOTES TO FINANCIAL STATEMENTS












5.  CHANGE OF TRUSTEE

    On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF MARCH 31, 1997

                                              Rating                                     Optional
      Portfolio No. and Title of                of          Face                         Redemption
            Securities(5)                     Issues(1)     Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                     _________     ______  ______ _____________ _____________          ____      ________
 1 Florida Department of Transportation,     AAA        $   80,000   7.125%   2018(6)    07/01/01             81,300        88,619
   Turnpike Authority Revenue Bonds,                                                     @ 102.000
   Ser. 1991 A (AMBAC Ins.)

2  City of Delray Beach, FL, Wtr. & Swr.     AAA           130,000   6.000    2010       10/01/01            118,217       132,768
   Rev. Bonds, Ser 1991 B (AMBAC Ins.)                                                   @ 100.000

 3 Florida Keys Aqueduct Auth., Wtr.         AAA           160,000   6.750    2021(6)    09/01/01            155,365       174,107
   Rfdg. Bonds, Ser. 1991 (AMBAC Ins.)                                                   @ 101.000
                                                            30,000   6.750    2021       09/01/01             29,131        32,174
                                                                                         @ 101.000

 4 Jacksonville, FL, Health Facilities       AAA           500,000   7.300    2019       06/01/99            512,500       533,980
   Authority, Hospital Revenue Refunding                                                 @ 102.000
   Bonds (Baptist Medical Center
   Project), Ser. 1989A (MBIA Ins.)

 5 Martin County, Florida, Pollution         AAA           500,000   7.300    2020       07/01/00            513,381       543,985
   Control Revenue Refunding Bonds, Ser.                                                 @ 102.000
   1990. (MBIA Ins.)

 6 State of Florida, Orlando-Orange          AAA           105,000   6.000    2021       07/01/00             93,058       105,356
   County Expressway Authority, Jr. Lien                                                 @ 100.000
   Revenue Bonds, Ser. 1990 (Financial
   Guaranty Ins.)

 7 Tampa, Florida, Utilities Tax and         AAA           340,000   6.900    2009       10/01/01            338,225       371,046
   Special Revenue Refunding Bonds, Ser.                                                 @ 102.000
   1991 (AMBAC Ins.)

                                                     ______________                                    ______________ ______________
TOTAL                                                   $1,845,000                                        $1,841,177    $1,982,035
                                                     ==============                                    ============== ==============














                  See Notes to Portfolios on Pages D - 40 and D - 41.

DEFINED ASSET FUNDS - MUNICIPAL INVESMENT TRUST FUND,
MULTISTATE SERIES - 8O (MICHIGAN TRUST)

STATEMENT OF CONDITION
AS OF MARCH 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,772,022)(Note 1)......................                  $3,039,422
  Accrued interest receivable......................                      69,425
                                                                   _____________

              Total trust property.................                   3,108,847

LESS LIABILITIES:
  Advance from Trustee.............................   $   24,427
  Accrued expenses.................................        1,578         26,005
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,856 units of fractional undivided
    interest outstanding (Note 3)..................    3,039,443
  Undistributed net investment income..............       43,399
                                                    _____________
                                                                     $3,082,842
                                                                   =============
UNIT VALUE ($3,082,842/2,856 units)................                   $1,079.43
                                                                   =============





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESMENT TRUST FUND,
MULTISTATE SERIES - 8O (MICHIGAN TRUST)

STATEMENTS OF OPERATIONS

                                             ........Years Ended March 31,...........
                                                 1997         1996         1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $192,041     $192,041     $192,381
  Trustee's fees and expenses...............      (4,654)      (5,551)      (4,555)
  Sponsors' fees............................      (1,169)      (2,006)         248
                                             _________________________________________
  Net investment income.....................     186,218      184,484      188,074
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed........................                                 4,863
  Unrealized appreciation (depreciation)
    of investments..........................     (56,378)      39,060       15,717
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................     (56,378)      39,060       20,580
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $129,840     $223,544     $208,654
                                             =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESMENT TRUST FUND,
MULTISTATE SERIES - 8O (MICHIGAN TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               ........Years Ended March 31,...........











                                                   1997         1996         1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  186,218   $  184,484   $  188,074
  Realized gain on securities sold
    sold or redeemed..........................                                 4,863
  Unrealized appreciation (depreciation)
    of investments............................     (56,378)      39,060       15,717
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     129,840      223,544      208,654
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (186,297)    (185,641)    (185,413)
  Principal...................................                                (4,113)
                                               _________________________________________
  Total distributions.........................    (186,297)    (185,641)    (189,526)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  48 units....................................                               (52,383)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........     (56,457)      37,903      (33,255)

NET ASSETS AT BEGINNING OF YEAR...............   3,139,299    3,101,396    3,134,651
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,082,842   $3,139,299   $3,101,396
                                               =========================================
PER UNIT:
  Income distributions during year............      $65.23       $65.00       $64.83
                                               =========================================
  Principal distributions during year.........                                 $1.44
                                               =========================================
  Net asset value at end of year..............   $1,079.43    $1,099.19    $1,085.92
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,856        2,856        2,856
                                               =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESMENT TRUST FUND,
MULTISTATE SERIES - 8O (MICHIGAN TRUST)












NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.

2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL


    Cost of 2,856 units at Date of Deposit..............    $2,932,194
    Less sales charge...................................       131,947
                                                         ______________
    Net amount applicable to Holders....................     2,800,247
    Redemptions of units - net cost of 444 units
      redeemed less redemption amounts..................       (33,867)
    Realized gain on securities sold or redeemed........        28,515
    Principal distributions.............................       (22,852)
    Unrealized appreciation of investments..............       267,400
                                                         ______________

    Net capital applicable to Holders...................    $3,039,443
                                                         ==============

4.  INCOME TAXES

    As of March 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $267,400, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,772,022 at March 31, 1997.

DEFINED ASSET FUNDS - MUNICIPAL INVESMENT TRUST FUND,
MULTISTATE SERIES - 8O (MICHIGAN TRUST)

NOTES TO FINANCIAL STATEMENTS

5.  CHANGE OF TRUSTEE

    On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESMENT TRUST FUND,
MULTISTATE SERIES - 8O

PORTFOLIO OF THE MICHIGAN TRUST (INSURED)
AS OF MARCH 31, 1997

                                            Rating                                       Optional
    Portfolio No. and Title of                of            Face                         Redemption
            Securities(5)                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                   _________       ______  ______ _____________ _____________          ____      ________
 1 City of Detroit, Michigan,                 AAA       $  430,000   7.200%   2009(6)    05/01/99         $  439,211    $  461,996
   Distributable State Aid General                                                       @ 102.000
   Obligation Bonds, Ser. 1989 (AMBAC
   Ins.)

 2 County of Gratiot, Michigan, Economic      AAA          465,000   7.375    2020(6)    04/01/00            479,931       508,752
   Corporation Limited Obligation                                                        @ 102.000
   Economic Development Revenue Bonds,
   Ser. 1990 (Michigan Masonic Home
   Proj.) (AMBAC Ins.)

 3 Kent Hospital Finance Authority,           AAA          500,000   7.250    2012(6)    01/15/00            511,130       542,935
   Hospital Revenue Refunding Bond                                                       @ 102.000
   (Butterworth Hospital), Ser. 1990 A
   (MBIA Ins.)

 4 Michigan Mun. Bond Auth., Local            AAA          425,000   4.750    2009       12/01/01            333,778       393,236
   Government Loan Program Revenue                                                       @ 100.000
   Bonds, Ser. 1991 A (Ins. Wayne Cnty.
   Rfdg. Bonds) (Financial Guaranty
   Ins.)

 5 Michigan State Hospital Finance            AAA          235,000   7.000    2010(6)    07/01/00            235,869       255,506
   Authority, Hospital Revenue Bonds                                                     @ 102.000











   (Oakwood Hospital Obligated Group)
   Ser. 1990 A (Financial Guaranty Ins.)

 6 Michigan Strategic Fund, Limited           AAA          500,000   7.000    2021       None                500,000       580,910
   Obligation Revenue Refunding Bonds
   (The Detroit Edison Company Pollution
   Control Bonds Project) (AMBAC Ins.)


DEFINED ASSET FUNDS - MUNICIPAL INVESMENT TRUST FUND,
MULTISTATE SERIES - 8O

PORTFOLIO OF THE MICHIGAN TRUST (INSURED)
AS OF MARCH 31, 1997

                                            Rating                                       Optional
    Portfolio No. and Title of                of            Face                         Redemption
            Securities(5)                   Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                   _________       ______  ______ _____________ _____________          ____      ________

 7 Charter County of Wayne, Michigan,         AAA       $  270,000  7.000%   2010(6)    12/01/00          $  272,103    $  296,087
   Airport Revenue Bonds (Detroit                                                       @ 102.000
   Metropolitan County Airport)
   Subordinate Lien, Ser. 1990 B (AMBAC
   Ins.)

                                                     ______________                                    ______________ ______________
TOTAL                                                   $2,825,000                                        $2,772,022    $3,039,422
                                                     ==============                                    ============== ==============



                  See Notes to Portfolios on Pages D - 40 and D - 41.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (NORTH CAROLINA TRUST)

STATEMENT OF CONDITION
AS OF MARCH 31, 1997












TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,973,025)(Note 1)......................                  $3,210,752
  Accrued interest receivable......................                      61,306
                                                                   _____________

              Total trust property.................                   3,272,058

LESS LIABILITIES:
  Advance from Trustee.............................   $   15,155
  Accrued expenses.................................        1,604         16,759
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,040 units of fractional undivided
    interest outstanding (Note 3)..................    3,210,767
  Undistributed net investment income..............       44,532
                                                    _____________
                                                                     $3,255,299
                                                                   =============
UNIT VALUE ($3,255,299/3,040 units)................                   $1,070.82
                                                                   =============





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (NORTH CAROLINA TRUST)

STATEMENTS OF OPERATIONS

                                             ........Years Ended March 31,...........
                                                 1997         1996         1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $204,838     $209,123     $217,211
  Trustee's fees and expenses...............      (4,821)      (5,741)      (4,324)
  Sponsors' fees............................      (1,249)      (2,259)         284
                                             _________________________________________
  Net investment income.....................     198,768      201,123      213,171
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)











  ON INVESTMENTS:
  Realized gain on securities sold
    sold or redeemed........................                   13,246        3,373
  Unrealized appreciation (depreciation)
    of investments..........................     (19,597)      21,906       (9,568)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................     (19,597)      35,152       (6,195)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $179,171     $236,275     $206,976
                                             =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (NORTH CAROLINA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               ........Years Ended March 31,...........
                                                   1997         1996         1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  198,768   $  201,123   $  213,171
  Realized gain on securities sold
    sold or redeemed..........................                   13,246        3,373
  Unrealized appreciation (depreciation)
    of investments............................     (19,597)      21,906       (9,568)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     179,171      236,275      206,976
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (198,877)    (202,979)    (209,915)
  Principal...................................                   (8,816)      (6,296)
                                               _________________________________________
  Total distributions.........................    (198,877)    (211,795)    (216,211)
                                               _________________________________________











CAPITAL SHARE TRANSACTIONS - Redemptions of
  156 and 40 units, respectively..............                 (170,240)     (42,826)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................     (19,706)    (145,760)     (52,061)

NET ASSETS AT BEGINNING OF YEAR...............   3,275,005    3,420,765    3,472,826
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,255,299   $3,275,005   $3,420,765
                                               =========================================
PER UNIT:
  Income distributions during year............      $65.42       $65.46       $65.34
                                               =========================================
  Principal distributions during year.........                    $2.90        $1.97
                                               =========================================
  Net asset value at end of year..............   $1,070.82    $1,077.30    $1,070.33
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,040        3,040        3,196
                                               =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (NORTH CAROLINA TRUST)

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.












2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL


    Cost of 3,040 units at Date of Deposit..............    $3,130,084
    Less sales charge...................................       140,844
                                                         ______________
    Net amount applicable to Holders....................     2,989,240
    Redemptions of units - net cost of 310 units
      redeemed less redemption amounts..................       (33,778)
    Realized gain on securities sold or redeemed........        35,010
    Principal distributions.............................       (17,432)
    Unrealized appreciation of investments..............       237,727
                                                         ______________

    Net capital applicable to Holders...................    $3,210,767
                                                         ==============

4.  INCOME TAXES

    As of March 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $237,727, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,973,025 at March 31, 1997.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (NORTH CAROLINA TRUST)

NOTES TO FINANCIAL STATEMENTS

5.  CHANGE OF TRUSTEE

    On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,











MULTISTATE SERIES - 8O

PORTFOLIO OF THE NORTH CAROLINA TRUST
AS OF MARCH 31, 1997

                                            Rating                                      Optional
    Portfolio No. and Title of                of            Face                        Redemption
            Securities                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            __________                     _________       ______  ______ _____________ _____________          ____      ________
 1 City of Fayetteville, North Carolina,     AAA       $  310,000   7.000%   2011(6)    03/01/00         $  317,053    $  336,037
   Public Works Common Revenue Bonds,                                                   @ 102.000
   Ser. 1990 (Financial Guaranty Ins.)
   (4)

 2 North Carolina Eastern Municipal          Aaa(m)       500,000   7.250    2023(6)    01/01/99            505,115       534,015
   Power Agency, Power System Revenue                                                   @ 102.000
   Refunding Bonds, Ser. 1989 A

 3 North Carolina Medical Care               Aaa(m)       450,000   7.375    2020(6)    10/01/00            466,686       497,007
   Commission Hospital Revenue Bonds                                                    @ 102.000
   (The Presbyterian Hospital Project)
   Ser. 1990

 4 North Carolina Medical Care               AAA          500,000   6.500    2020(6)    11/01/00            487,195       539,180
   Commission, Hospital Revenue Bonds                                                   @ 102.000
   (Wilson Memorial Hospital Project)
   Ser. 1990 (AMBAC Ins.) (4)

 5 North Carolina Municipal Power Agency    Aaa(m)        220,000   7.000    2019(6)    01/01/00            220,788       237,712
   Number 1, Catawba Electric Revenue                                                   @ 102.000
   Bonds, Ser. 1990                         A-            240,000   7.000    2019       01/01/00            240,859       253,937
                                                                                        @ 102.000

 6 Piedmont Triad Airport Authority,
   North Carolina, Airport Revenue
   Refunding Bonds, Ser. 1990A (MBIA        AAA           500,000   6.750    2016       07/01/00            500,000       535,820
   Ins.) (4)                                                                            @ 102.000

 7 Puerto Rico Electric Power Authority     BBB+          305,000   5.000    2012       07/01/99             35,329       277,044
   Power Revenue Bonds, Ser. N                                                          @ 100.000

                                                    ______________                                    ______________ ______________
TOTAL                                                  $3,025,000                                        $2,973,025    $3,210,752
                                                    ==============                                    ============== ==============




                  See Notes to Portfolios on Pages D - 40 and D - 41.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (PENNSYLVANIA TRUST)

STATEMENT OF CONDITION
AS OF MARCH 31, 1997

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,409,413)(Note 1)......................                  $2,650,596
  Accrued interest receivable......................                      43,735
                                                                   _____________

              Total trust property.................                   2,694,331

LESS LIABILITIES:
  Advance from Trustee.............................   $      582
  Accrued expenses.................................        1,563          2,145
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,522 units of fractional undivided
    interest outstanding (Note 3)..................    2,653,506
  Undistributed net investment income..............       38,680
                                                    _____________
                                                                     $2,692,186
                                                                   =============
UNIT VALUE ($2,692,186/2,522 units)................                   $1,067.48
                                                                   =============





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (PENNSYLVANIA TRUST)

STATEMENTS OF OPERATIONS

                                             ........Years Ended March 31,...........
                                                 1997         1996         1995
                                             _________________________________________
INVESTMENT INCOME:











  Interest income...........................    $177,814     $195,877     $221,629
  Trustee's fees and expenses...............      (4,705)      (5,817)      (5,005)
  Sponsors' fees............................      (1,157)      (2,358)         328
                                             _________________________________________
  Net investment income.....................     171,952      187,702      216,952
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      33,165       22,489       37,801
  Unrealized appreciation (depreciation)
    of investments..........................     (67,191)       9,402      (71,531)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................     (34,026)      31,891      (33,730)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $137,926     $219,593     $183,222
                                             =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (PENNSYLVANIA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               ........Years Ended March 31,...........
                                                   1997         1996         1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  171,952   $  187,702   $  216,952
  Realized gain on securities sold
    or redeemed...............................      33,165       22,489       37,801
  Unrealized appreciation (depreciation)
    of investments............................     (67,191)       9,402      (71,531)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     137,926      219,593      183,222
                                               _________________________________________












DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (172,012)    (189,533)    (214,979)
  Principal...................................     (20,747)     (11,399)     (24,387)
                                               _________________________________________
  Total distributions.........................    (192,759)    (200,932)    (239,366)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  345, 172 and 518 units, respectively........    (372,704)    (191,192)    (544,580)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (427,537)    (172,531)    (600,724)

NET ASSETS AT BEGINNING OF YEAR...............   3,119,723    3,292,254    3,892,978
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,692,186   $3,119,723   $3,292,254
                                               =========================================
PER UNIT:
  Income distributions during year............      $63.40       $63.79       $64.12
                                               =========================================
  Principal distributions during year.........       $7.67        $3.86        $7.19
                                               =========================================
  Net asset value at end of year..............   $1,067.48    $1,088.15    $1,083.33
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,522        2,867        3,039
                                               =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (PENNSYLVANIA TRUST)

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.












    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.

2.  DISTRIBUTIONS

    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL


    Cost of 2,522 units at Date of Deposit..............    $2,586,518
    Less sales charge...................................       116,390
                                                         ______________
    Net amount applicable to Holders....................     2,470,128
    Redemptions of units - net cost of 1,478 units
      redeemed less redemption amounts..................      (142,460)
    Realized gain on securities sold or redeemed........       151,034
    Principal distributions.............................       (66,379)
    Unrealized appreciation of investments..............       241,183
                                                         ______________

    Net capital applicable to Holders...................    $2,653,506
                                                         ==============

4.  INCOME TAXES

    As of March 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $241,183, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,409,413 at March 31, 1997.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (PENNSYLVANIA TRUST)

NOTES TO FINANCIAL STATEMENTS

5.  CHANGE OF TRUSTEE

    On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O

PORTFOLIO OF THE PENNSYLVANIA TRUST (INSURED)
AS OF MARCH 31, 1997

                                              Rating                                       Optional
      Portfolio No. and Title of                of            Face                         Redemption
            Securities(5)                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost      Value(2)
            _____________                     _________       ______  ______ _____________ _____________         ____      ________
 1 Bucks County Industrial Development       AAA       $   60,000   7.000%   2021(6)    07/01/01           $   60,000    $   66,044
   Authority, Pennsylvania, Hosp. Rev.                                                  @ 102.000
   Bonds, Ser. 1991 (Grand View Hospital
   Project) (AMBAC Ins.)

 2 Doylestown Hospital Authority,            AAA          250,000   6.900    2019(6)    07/01/99              248,428       267,728
   Pennsylvania, Doylestown Hospital                                                    @ 102.000
   Rev. Bonds 1989 Ser. C (AMBAC Ins.)

 3 Hampton Township School District,         AAA          450,000   6.950    2016(6)    02/15/01              450,000       485,600
   Allegheny County, Pennsylvania,                                                      @ 100.000
   General Obligation Bonds, Ser. 1991 A
   (Financial Guaranty Ins.)

 4 North Penn Water Authority,               AAA          250,000   7.100    2016(6)    11/01/97              252,760       259,643
   Montgomery County, Pennsylvania,                                                     @ 102.000
   Water Revenue Bonds, Ser. 1986
   (Financial Guaranty Ins.)

 5 Pennsylvania Higher Educational           AAA          500,000   7.200    2019(6)    07/01/99              507,125       539,035
   Facility Authority, University                                                       @ 102.000
   Revenue Bonds, Ser. 1989 (Hahnemann
   University Project) (MBIA Ins.)

 6 City of Philadelphia, Pennsylvania,       AAA          445,000   7.000    2020       None                  445,000       515,176
   Gas Works Revenue Bonds, Ser. 12B
   (MBIA Ins.)

 7 The School District of Pittsburgh,        AAA           80,000   6.750    2016(6)    08/01/01               78,562        86,226
   Pennsylvania, General Obligation                                                     @ 100.000
   Bonds, Ser. 1991 D (AMBAC Ins.)


DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O












PORTFOLIO OF THE PENNSYLVANIA TRUST (INSURED)
AS OF MARCH 31, 1997

                                              Rating                                       Optional
      Portfolio No. and Title of                of            Face                         Redemption
            Securities(5)                     Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost      Value(2)
            _____________                     _________       ______  ______ _____________ _____________         ____      ________
 8 Scranton-Lackawanna Health and            AAA       $  250,000   6.900%   2023(6)    01/01/00           $  248,372    $  269,082
   Welfare Authority, Pennsylvania,                                                     @ 102.000
   Hospital Facilities Revenue Bonds,
   Ser. 1989 B (Mercy Health System)
   (MBIA Ins.)

 9 Municipal Auth. of Westmoreland           AAA          200,000   2.000    2004       None                  119,166       162,062
   County, Pennsylvania, Municipal
   Service Revenue Bonds Ser. K
   (Financial Guaranty Ins.)

                                                    ______________                                      ______________
______________
TOTAL                                                  $2,485,000                                          $2,409,413    $2,650,596
                                                    ==============                                      ==============
==============



                  See Notes to Portfolios on Pages D - 40 and D - 41.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (TEXAS TRUST)

STATEMENT OF CONDITION
AS OF MARCH 31, 1997












TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,424,793)(Note 1)......................                  $2,598,446
  Accrued interest receivable......................                      44,211
  Cash.............................................                       1,732
                                                                   _____________

              Total trust property.................                   2,644,389

LESS LIABILITY - Accrued expenses..................                       1,534
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  2,484 units of fractional undivided
    interest outstanding (Note 3)..................   $2,602,798
  Undistributed net investment income..............       40,057
                                                    _____________
                                                                     $2,642,855
                                                                   =============
UNIT VALUE ($2,642,855/2,484 units)................                   $1,063.95
                                                                   =============





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (TEXAS TRUST)

STATEMENTS OF OPERATIONS

                                             ........Years Ended March 31,...........
                                                 1997         1996         1995
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $192,763     $268,426     $309,149
  Trustee's fees and expenses...............      (4,608)      (6,482)      (4,947)
  Sponsors' fees............................      (1,360)      (3,094)         417
                                             _________________________________________
  Net investment income.....................     186,795      258,850      304,619
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)











  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................     132,515       50,825       34,884
  Unrealized appreciation (depreciation)
    of investments..........................    (204,542)      79,885      (68,956)
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................     (72,027)     130,710      (34,072)
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $114,768     $389,560     $270,547
                                             =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (TEXAS TRUST)

STATEMENTS OF CHANGES IN NET ASSETS

                                               ........Years Ended March 31,...........
                                                   1997         1996         1995
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  186,795   $  258,850   $  304,619
  Realized gain on securities sold
    or redeemed...............................     132,515       50,825       34,884
  Unrealized appreciation (depreciation)
    of investments............................    (204,542)      79,885      (68,956)
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................     114,768      389,560      270,547
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (191,128)    (262,632)    (301,529)
  Principal...................................     (22,505)     (29,772)     (19,923)
                                               _________________________________________
  Total distributions.........................    (213,633)    (292,404)    (321,452)
                                               _________________________________________











CAPITAL SHARE TRANSACTIONS - Redemptions of
  1,253, 460 and 539 units, respectively......  (1,349,899)    (501,193)    (563,180)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................  (1,448,764)    (404,037)    (614,085)

NET ASSETS AT BEGINNING OF YEAR...............   4,091,619    4,495,656    5,109,741
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $2,642,855   $4,091,619   $4,495,656
                                               =========================================
PER UNIT:
  Income distributions during year............      $66.06       $66.59       $66.83
                                               =========================================
  Principal distributions during year.........       $8.68        $7.86        $4.48
                                               =========================================
  Net asset value at end of year..............   $1,063.95    $1,094.89    $1,071.16
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       2,484        3,737        4,197
                                               =========================================





                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (TEXAS TRUST)

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

    (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (c) Interest income is recorded as earned.

2.  DISTRIBUTIONS












    A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.  NET CAPITAL


    Cost of 2,484 units at Date of Deposit..............    $2,565,166
    Less sales charge...................................       115,432
                                                         ______________
    Net amount applicable to Holders....................     2,449,734
    Redemptions of units - net cost of 2,516 units
      redeemed less redemption amounts..................      (189,527)
    Realized gain on securities sold or redeemed........       245,175
    Principal distributions.............................       (76,237)
    Unrealized appreciation of investments..............       173,653
                                                         ______________

    Net capital applicable to Holders...................    $2,602,798
                                                         ==============

4.  INCOME TAXES

    As of March 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $173,653, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,424,793 at March 31, 1997.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O (TEXAS TRUST)

NOTES TO FINANCIAL STATEMENTS

5.  CHANGE OF TRUSTEE

    On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O

PORTFOLIO OF THE TEXAS TRUST (INSURED)











AS OF MARCH 31, 1997

                                           Rating                                       Optional
     Portfolio No. and Title of              of            Face                         Redemption
            Securities(5)                  Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost      Value(2)
            _____________                  _________       ______  ______ _____________ _____________          ____      ________
 1 Brazos River Authority, TX, Special       AAA       $  575,000   6.900%   2019(6)    08/15/99         $  571,377    $  607,591
   Facilities Revenue Bonds, Ser. 1989                                                  @ 100.000
   (AMBAC Ins.)

 2 Colorado River Municipal Water            AAA          520,000   6.000    2016       01/01/01            464,818       522,189
   District, TX, Water System Revenue                                                   @ 100.000
   Refunding Bonds, Ser. 1991 (AMBAC
   Ins.)

 3 Lubbock Health Facilities Development     AAA          115,000   6.000    2016       12/01/97            102,631       113,036
   Corporation Hospital Revenue                                                         @ 102.000
   Refunding Bonds (Methodist Hospital,
   Lubbock, TX) Ser. 1987 (MBIA Ins.)

 4 Matagorda County, TX, Navigation          AAA          750,000   7.200    2018       12/01/99            761,017       808,485
   District Number 1, Collateralized                                                    @ 102.000
   Revenue Bonds, (Houston Lighting &
   Power Co. Proj.) Ser. 1989 E
   (Financial Guaranty Ins.)

 5 Matagorda County Navigation District      AAA          500,000   7.500    2014       12/15/99            524,950       547,145
   Number 1, Texas Collateralized                                                       @ 103.000
   Pollution Control Revenue Bonds, Ser.
   1984 A (Central Power and Light
   Company Project) (AMBAC Ins.)

                                                    ______________                                    ______________ ______________
TOTAL                                                  $2,460,000                                        $2,424,793    $2,598,446
                                                    ==============                                    ============== ==============



                  See Notes to Portfolios on Pages D - 40 and D - 41.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,











MULTISTATE SERIES - 8O  (CONNECTICUT, FLORIDA, MICHIGAN,
NORTH CAROLINA, PENNSYLVANIA AND TEXAS TRUSTS)

NOTES TO PORTFOLIOS
AS OF MARCH 31, 1997

(1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. A description of the rating symbols and their meanings appears under "Descriptions of Ratings" in this Prospectus, Part B.

(2) See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

(4) Insured by the indicated municipal bond insurance company. See "Risk Factors - Bonds Backed by Letters of Credit or
    Insurance" in this Prospectus, Part B.












(5) All Securities are insured either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 8O  (CONNECTICUT, FLORIDA, MICHIGAN,
NORTH CAROLINA, PENNSYLVANIA AND TEXAS TRUSTS)

NOTES TO PORTFOLIOS
AS OF MARCH 31, 1997

(6) Bonds with aggregate face amounts of $770,000, $240,000, $1,900,000, $1,980,000, $1,840,000, and $575,000 for the
    Connecticut, Florida, Michigan, North Carolina, Pennsylvania and Texas Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                              DEFINED ASSET FUNDS
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
I want to learn more about automatic reinvestment in the Investment Accumulation Program. Please send me information about participation in the Municipal Fund Accumulation Program, Inc. and a current Prospectus.
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--------------------------------------------------------------------------------
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                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                        MUNICIPAL INVESTMENT TRUST FUND
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
 FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY
                                  BE OBTAINED
      WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, THE ADDRESS AND TELEPHONE NUMBER OF WHICH ARE SET FORTH ON THE BACK COVER OF PART A OF THIS
                                  PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          8
How to Redeem or Sell Units...........................         10
Income, Distributions and Reinvestment................         11
Fund Expenses.........................................         12
Taxes.................................................         13
Records and Reports...................................         14
                                                          PAGE
                                                        ---------
Trust Indenture.......................................         14
Miscellaneous.........................................         15
Exchange Option.......................................         17
Appendix A--Description of Ratings....................        a-1
Appendix B--Secondary Market Sales Charge Schedule....        b-1
Appendix C--Sales Charge Schedules for Municipal Asset
Funds, Municipal Series...............................        c-1
Supplemental Information...............................Back Cover


FUND DESCRIPTION

BOND PORTFOLIO SELECTION

     Professional buyers for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of Defined Asset Funds were deposited in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus. In a Fund that includes multiple Trusts or Portfolios, the word Fund should be understood to mean each individual Trust or Portfolio.

     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.

     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).

     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa (the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.

     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refundings) that, in the opinion of the Sponsors makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     Every investment involves some risk; for example, the market prices of most fixed-income investments decline when interest rates rise, and this exposure increases with the remaining life of the investment. Historically, however, municipal bonds generally have been second only in creditworthiness to U.S. government obligations. Municipal unit trusts can be an efficient alternative to investing in actively managed funds. Active management of a portfolio of quality municipal bonds may not be as important as with other securities. Insured bonds provide additional assurance of prompt payments of interest and principal (but not stability of market value). the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of the Sponsors makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails within the 90-day period following the initial date of deposit, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond that is not a 'when, as and if issued' bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after the initial date of deposit, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, if the value of any short-term Bonds intended for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.

     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund. Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units. Recent and significant changes in Federal welfare policy may have substantial negative impact on certain states, and localities within those states, making their ability to maintain balanced finances more difficult in the future.

MORAL OBLIGATION BONDS

     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS

     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS

     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon revenues of the project, excise taxes or state appropriations. Examples of municipal revenue bonds are:

        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry. The movement to introduce competition in the investor-owned electric utility industry is likely to indirectly affect municipal utility systems by inducing them to maintain rates as low as possible. In this effort to keep rates low, municipal utilities may have more trouble raising rates to completely recover investment in generating plant;

        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;

        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bond is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;

        Hospital, mental health, nursing home, retirement community and visiting nurse bonds whose payments are dependent upon revenues of hospitals and other health care providers. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care providers. Hospitals must also deal with shifting competition resulting from hospital mergers and affiliations and the need to reduce costs as HMOs increase market penetration. Nursing homes need to keep residential facilities for the elderly, which are not reimbursable from Medicare/Medicaid, on a profitable basis. Hospital supply and drug companies must deal with their need to raise prices in an environment where hospitals and other health care providers are under intense pressure to keep their costs low. Hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance. The Internal Revenue Service has been engaged in a program of intensive audits of certain large tax-exempt hospital and health care providers. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked. Some hospitals have been required to pay monetary penalties to the IRS;

        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors;

        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;

        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;

        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;

        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and

        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs, and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs (such as the recently enacted phased repeal of the Puerto Rico and possession federal tax credit) could adversely affect the Puerto Rican economy.

     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY REPURCHASE COMMITMENTS

     Certain Funds contain Bonds that were purchased from commercial banks, savings banks, savings and loan associations or other institutions (thrifts) that had held the Bonds in their investment portfolios prior to selling the Bonds to the Fund. These banks or thrifts (the Sellers) have committed to repurchase the Bonds from the Fund in certain circumstances. In some cases a Seller's Repurchase Commitments may be backed by a security interest in collateral or by a letter of credit (see Bonds Backed by Letters or Insurance below).

     A Seller may have committed to repurchase any Bond sold by it if necessary to satisfy investors' unit redemption requests (a Liquidity Repurchase). A Seller may also have committed to repurchase any Bonds sold by it if the issuer of the Bond fails to make payments of interest or principal on the Bond (a Default Repurchase) or if the issuer becomes or is deemed to be bankup or insolvent (an Insolvency Repurchase). A Seller may have committed to repurchase any Bond if the interest on that Bond becomes taxable (a Tax Repurcase). Investors should realize that they are subject to having all or a portion of the principal amount of their investment returned prior to termination of the Fund if any of these situations occurs. A Seller may also have committed to repurchase the Bonds sold by it on their scheduled disposition dates (as shown under Portfolio in Part A) (a Disposition Repurchase). The price at which any of these repurchases will occur (the Put Price) is hown in Part A of the Prospectus. Any collateral securing any of the Repurchase Commitments may consist of mortgage-backed securities issued by GNMA (Ginnie Maes), FNMA (Fannie
Maes) or FHLMC (Freddie Macs); mortgages; municipal obligations; corporate obligations; U.S. government securities; and cash.

     Investors in a Fund containing any of these credit-supported Bonds should be aware that many thrifts have failed in recent years and that the thrift industry generally has experienced severe strains. New federal legislation has resulted that imposes new limitations on the ways banks and thrifts may do business and mandates aggressive, early intervention into unhealthy institutions. One result of this legislation is an increased possibility of early payment of the principal amount of an investment in Bonds backed by collateralized letters of credit or repurchase commitments if a Seller becomes or is deemed to be insolvent.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE

     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.

     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In an Insured Series, in the event that the rating of an insurance company insuring a bond is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal, except at the sole option of the insurer, or cover redemptions resulting from events of taxability.

      The following summary information relating to the listed insurance companies has been obtained from publicly available information:


                                                                                        FINANCIAL INFORMATION
                                                                                      AS OF DECEMBER 31, 1996
                                                                                     (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                            POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,585         $       899
Asset Guaranty Insurance Co. (AA by S&P)                       1988                204                  87
Capital Markets Assurance Corp. (CAPMAC)............           1987                321                 194
Connie Lee Insurance Company........................           1987                233                 116
Continental Casualty Company (A+ by S&P)                       1948             21,168               4,638
Financial Guaranty Insurance Company................           1984              2,392               1,093
Financial Security Assurance Inc. (FSA) (including
  Financial Security Assurance of Maryland Inc.
  (FSAM) (formerly Capital Guaranty Insurance
  Company)..........................................           1984              1,155                 449
Firemen's Insurance Company of Newark, NJ (A-by
  S&P)..............................................           1855              1,930                 420
Industrial Indemnity Co. (HIBI) (A+ by S&P).........           1920              1,368                 219
MBIA Insurance Corporation..........................           1986              4,189               1,467


     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

STATE RISK FACTORS

Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

     Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.

     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND

     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the

Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY

     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended. The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.

     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be aasdversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

     Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Bond.

     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--THE FOLLOWING SECTIONS APPLY TO TWO DIFFERENT TYPES OF DEFINED MUNICIPAL FUNDS. INVESTORS SHOULD NOTE THE EXACT NAME OF THE FUND ON THE COVER OF PART A OF THE PROSPECTUS TO MAKE SURE THEY REFER TO THE CORRECT SECTION BELOW.

SECTION A--MUNICIPAL INVESTMENT TRUST FUND

Funds Without a Deferred Sales Charge:

     In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge scheduled in Appendix B) and (b) the maturities of the underlying Bonds (see Effective Sales Charge Schedule in Appendix B). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.

     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective Sales Charge in Appendix B. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.

Funds with a Deferred Sales Charge:

     In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds at the next Evaluation Time after the order is received. Units redeemed or repurchased prior to the accrual of the final Deferred Sales Charge installment will have the amount of any remaining installments deducted from the redemption or repurchase proceeds, although this deduction will be waived in the event of the death or disability (as defined in the Internal Revenue Code of 1986) of an investor. Units purchased after the deduction of the first Deferred Sales Charge installment will be charged the up-front per Unit sales charge indicated in Part A of this Prospectus based on the Public Offering Price (less the value of the short-term bonds reserved to pay the deferred sales charge not yet accrued), multiplied by the number of Deferred Sales Charge installments already deducted. Units purchased after the deduction of the final Deferred Sales Charge installment will be subject only to an up-front sales charge based on the maturities of the bonds in the Portfolio, as set forth in Appendix B.

SECTION B--DEFINED ASSET FUNDS MUNICIPAL SERIES

     In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds at the next Evaluation Time after the order is received. Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units. These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix C. The Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received for the SEC.

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Redeem or Sell Units--

Redeeming Units with the Trustee). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO REDEEM OR SELL UNITS

     You can redeem your Units at any time for a price based on net asset value. In addition, the Sponsors have maintained an uninterrupted secondary market for Units for over 20 years and will ordinarily buy back Units at the same price. The following describes these two methods to redeem or sell Units in greater detail.

REDEEMING UNITS WITH THE TRUSTEE

     You can always redeem your Units directly with the Trustee for net asset value. This can be done by sending the Trustee a redemption request together with any Unit certificates you hold, which must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a trust instrument, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

     Within seven days after the Trustee's receipt of your request containing the necessary documents, a check will be mailed to you in an amount based on the net asset value of your Units. Because of sales charges, market movements or changes in the Portfolio, net asset value at the time you redeem your Units may be greater or less than the original cost of your Units. Net asset value is calculated each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses and any remaining deferred sales charges, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

     For Funds with deferred sales charges, if you redeem or sell your Units before the final deferred sales charge installment date, the remaining deferred sales charges will be deducted from the net asset value.

     As long as the Sponsors are maintaining a secondary market for Units (as described below), the Trustee will not actually redeem your Units but will sell them to the Sponsors for net asset value. If the Sponsors are not maintaining a secondary market, the Trustee will redeem your Units for net asset value or will sell your Units in the over-the-counter market if the Trustee believes it will obtain a higher net price for your Units. If the Trustee is able to sell the Units for a net price higher than net asset value, you will receive the net proceeds of the sale.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and may also reduce the size and diversity of the Fund. If Bonds are being sold during a time when additional Units are being created by the purchase of additional Bonds (as described under Portfolio Selection), Bonds will be sold in a manner designed to maintain, to the extent practicable, the proportionate relationship among the face amounts of each Bond in the Portfolio.

     The Trustee is authorized, on a redemption request for Units with a value exceeding $250,000 by any investor who acquired 25% or more of the outstanding Units of a Trust, to pay part or all of the redemption 'in kind' (by the distribution of Bonds and cash with an aggregate value equal to the applicable Redemption Price of the Units tendered for redemption). The Trustee will attempt to make a pro rata distribution of Bonds in the Portfolio, but reserves the right to distribute solely one or more Bonds. The distribution will be made to the distribution agent and either held for the account of the investor or disposed of in accordance with the instructions of the investor. Any transaction costs as well as transfer and ongoing custodial fees on sales of the Bonds distributed in kind will be borne by the redeeming investor.

     Redemptions may be suspended or payment postponed (i) if the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable or (iii) for any other period permitted by SEC order.

SPONSORS' SECONDARY MARKET FOR UNITS

     The Sponsors, while not obligated to do so, will buy back Units at net asset value without any other fee or charge as long as they are maintaining a secondary market for Units. Because of sales charges, market movements or changes in the portfolio, net asset value at the time you sell your Units may be greater or less than the original cost of your Units. The Sponsors may resell the Units to other buyers or redeem the Units by tendering them to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue the secondary market for Units without prior notice if the supply of Units exceeds demand or for other business reasons. Regardless of whether the Sponsors maintain a secondary market, you have the right to redeem your Units for net asset value with the Trustee at any time, as described above.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, distributions of amounts necessary to pay any deferred sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.

     The estimated annual income per Unit, after deducting estimated annual Fund expenses and the portion of any deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual

Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

REINVESTMENT

     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics. Reinvesting compounds earnings free from federal tax. Advertisements and sales literature may illustrate the effects of compounding at different hypothetical interest rates. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee currently estimated at $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to Defined Asset Funds, currently estimated at $0.10 per Unit. While these fees may exceed their costs of providing services to the Fund, the total Sponsor fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or a portion of expenses incurred in establishing certain Funds, as shown in Part A of the Prospectus, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results. Because our portfolios rarely hold any significant amount of cash, your money is more fully invested.

TAXES

     The following summary describes some of the important income tax consequences of holding Units, assuming that the investor is not a dealer, financial institution or insurance company or other investor with special circumstances. Investors should consult their tax advisers about an investment in the Fund.

     At the date of issue of each Bond, counsel for the issuer delivered an opinion to the effect that interest on the Bond is generally exempt from regular federal income tax. However, interest may be taken into account in determining alternative minimum tax under certain circumstances and may also be subject to state and local taxes. Neither the Sponsors nor Davis Polk & Wardwell has reviewed the issuance of the Bonds, related proceedings or the basis of the opinions of counsel for the issuers. There can be no assurance, therefore, that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the Bonds were determined not to be tax-exempt, investors may be required to pay income tax for current and prior years, and if the Fund were to sell the Bond, it might have to sell it at a substantial discount.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

GENERAL TREATMENT OF THE FUND

     The Fund will not be taxed as a corporation for federal income tax purposes, and each investor will be considered to own directly a share of each Bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

     Upon a disposition of all or part of an investor's pro rata portion of a Bond (by sale, exchange or redemption of the Bond or his Units), an investor will generally recognize capital gain or loss. However, gain from the disposition will generally be ordinary income to the extent of any accrued 'market discount'. An investor will generally have market discount to the extent that his basis in a bond when he purchases a Unit is less than its stated redemption price at maturity (or, if it is an 'original issue discount' bond, the issue price increased by 'original issue discount' that has accrued to previous holders). Investors should consult their tax advisers in this regard.

     The excess of a non-corporate investor's net long-term capital gains over his net short-term capital losses may be subject to tax at a lower rate than ordinary income. A capital gain or loss is long-term if the investment is held for more than one year and short-term if held for one year or less. Because the deduction of capital losses is subject to limitations, an investor may not be able to deduct all of his capital losses.

INVESTOR'S BASIS IN THE BONDS

     An investor's aggregate basis in the Bonds will be equal to the cost of his Units, including any sales charges and the organizational expenses borne by the investor but excluding any amount paid for accrued interest, and adjusted to reflect any accruals of 'original issue discount', 'acquisition premium' and 'bond premium'. Investors should consult their tax advisers in this regard.

EXPENSES

     A non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund. Also, if an investor borrowed money in order to purchase or carry his Units, he will not be able to deduct the interest on this borrowing. The Internal Revenue Service may treat an investor's purchase of Units as made with borrowed money even if the borrowed money was not directly used to purchase the Units.

STATE AND LOCAL TAXES

     Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. The income recognized by investors that are New York taxpayers will not be tax-exempt in New York except to the extent it is earned on Bonds that are tax-exempt for New York purposes. Depending on where investors live, income from the Fund may be subject to state and local taxation. Investors should consult their tax advisers in this regard.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year. Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

CODE OF ETHICS

     The Agent for the Sponsors has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its personnel who have access to information on Defined Asset Funds portfolio transactions. The code is intended to prevent any act, practice or course of conduct which would operate as a fraud or deceit on any Fund and to provide guidance to these persons regarding standards of conduct consistent with the Agent's responsibilities to the Funds.

PUBLIC DISTRIBUTION

     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.; however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of this Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. Average annual compounded rates of return of selected asset classes over various periods of time may also be compared to the rate of inflation over the same periods.

DEFINED ASSET FUNDS

     Municipal Investment Trust Funds have provided investors with tax-free income and balance for their portfolios for more than 30 years. As tax reforms over the years have eliminated many of the ways to reduce individual taxes, municipal bonds have remained a significant source of tax-free income. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Defined equity funds offer growth potential and some protection against inflation. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

     Defined Asset Funds reflect a buy and hold strategy that the Sponsors believe can be more effective and cost-effective than active management. This strategy is premised on selection criteria and procedures, diversification and regular monitoring by investment professionals. Various advertisements and sales literature may summarize the results of economic studies concerning how stock market movement has tended to be concentrated and how longer-term investments can tend to reduce risk.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one.

Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income.

EXCHANGE OPTION

     You may exchange Units of the Fund for units of certain other Defined Asset Funds subject only to a reduced sales charge.

     Upon the deduction of the final Deferred Sales Charge installment for the Fund, you may exchange your units of any Municipal Investment Trust Fund Intermediate Term Series with a regular maximum sales charge of at least 3.25%, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge or to any remaining deferred sales charge on the units being exchanged, as applicable.

     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. An exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged. However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).

     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

                                   APPENDIX A

DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)

STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.

     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.

     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.

FITCH INVESTORS SERVICE, INC.

     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

     A--These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

DUFF & PHELPS CREDIT RATING CO.

     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.

     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

                                   APPENDIX B
                        MUNICIPAL INVESTMENT TRUST FUND
                     SECONDARY MARKET SALES CHARGE SCHEDULE


                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                     65.00%
250-499                           80                      52.00
500-749                           60                      39.00
750-999                           45                      29.25
1,000 or more                     35                      22.75


                             EFFECTIVE SALES CHARGE


                                     AS PERCENT       AS PERCENT
             TIME TO                OF BID SIDE        OF PUBLIC
             MATURITY                EVALUATION    OFFERING PRICE
----------------------------------  -------------  -----------------
Less than six months                          0%               0%
Six months to less than 1 year            0.503             0.50
1 year to less than 2 years               1.010             1.00
2 years to less than 3 years              1.523             1.50
3 years to less than 4 years              2.302             2.25
4 years to less than 5 years              2.828             2.75
5 years to less than 6 years              3.093             3.00
6 years to less than 7 years              3.359             3.25
7 years to less than 8 years              3.627             3.50
8 years to less than 9 years              4.167             4.00
9 years to less than 12 years             4.439             4.25
12 years to less than 15 years            4.712             4.50
15 years or more                          5.820             5.50


     For this purpose, a Bond will be considered to mature on its stated maturity date unless: it has been called for redemption; (although not called) its yield to maturity is more than 40 basis points higher than its yield to any call date; funds or securities have been placed in escrow to redeem it on an earlier date; or the Bond is subject to a mandatory tender. In each of these cases the earlier date will be considered the maturity date.

     For Funds with a deferred sales charge, Units purchased after the deduction of the final deferred sales charge installment will be subject only to an up-front sales charge based on the maturities of the bonds in the Portfolio, as set forth above. The dealer concession for these funds with a deferred sales charge will be 65% of the Effective Sales Charge after all deferred charges have been deducted. Until that time, the dealer concession will be 65% of the difference between the offer price and the remaining deferred sales charge to be collected.

                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND
                                   APPENDIX C
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased in the second through fifth year of the Fund will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.

     As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund, but in no event earlier than the business day following the fourth quarterly payment date.

     The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:


                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                                                                                        AMOUNT      DEFERRED SALES
                                                                                  DEFERRED PER             CHARGES
                                                                                  $1,000 INVESTED  PER $1,000 INVESTED
                     -----------------------------------------------------------  ---------------  ---------------------
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00


     To the extent that the initial up-front sales charge does not commence until the business day following the fourth quarterly payment date (as provided above), the annual increase in the up-front sales charge will be similarly delayed.

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:


  YEAR SINCE FUND'S
   INITIAL DATE OF     CONTINGENT DEFERRED
       DEPOSIT         SALES CHARGE PER UNIT
---------------------  ---------------------
          1                  $   25.00
          2                      15.00
          3                      10.00
          4                       5.00
  5 and thereafter                None

     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.

     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:
                    UNITS PURCHASED ON INITIAL OFFERING DATE


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00


                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00


                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00


                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00


                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

SUPPLEMENTAL INFORMATION

     Upon writing or calling the Trustee shown on the back cover of Part A of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.

PROSPECTUS FORMAT

     This prospectus consists of a Part A and this Part B. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made. Copies of filed material can be obtained from the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The Commission also maintains a Web site that contains information statements and other information regarding registrants such as Defined Asset Funds that file electronically with the Commission at http://www.sec.gov.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the registration statement and related exhibits; and any information or representation not contained therein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                                                 15900-5/97

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series 8O
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Kenny S&P Evaluation Services,          with the Commission at
a division of J. J. Kenny Co., Inc.     http://www.sec.gov.
65 Broadway                             No person is authorized to give any
New York, NY 10006                      information or to make any
TRUSTEE:                                representations with respect to this
The Bank of New York                    investment company not contained in its
Unit Investment Trust Department        registration statement and exhibits
P.O. Box 974                            relating thereto; and any information or
Wall Street Station                     representation not contained therein
New York, NY 10268-0974                 must not be relied upon as having been
1-800-221-7771                          authorized. This Prospectus does not
                                        constitute an offer to sell, or a
                                        solicitation of an offer to buy,
                                        securities in any state to any person to whom it is not lawful to make such offer in such state.
                                        13744--6/97

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund,
        Insured Series--305, 1933 Act File No. 333-23111).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES 8O

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES 8O, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 11TH DAY OF JUNE, 1997.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By DANIEL C. TYLER
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                               SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Smith Barney Inc.:                have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              33-49753, 33-55073
                                                              and 333-10441


      STEVEN D. BLACK
      JAMES BOSHART III
      ROBERT A. CASE
      JAMES DIMON
      ROBERT DRUSKIN
      ROBERT H. LESSIN
      WILLIAM J. MILLS, II
      MICHAEL B. PANITCH
      PAUL UNDERWOOD

      By GINA LEMON
       (As authorized signatory for
       Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      CHARLES A. FIUMEFREDDO
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Executive Committee of the Board      the following 1933 Act File
  of Directors of PaineWebber               Number: 33-55073
  Incorporated:


      JOSEPH J. GRANO, JR.
      DONALD B. MARRON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)